Net Loss per Unit (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss per Unit
Shedule of the basic and diluted net loss per Unit

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

	Successor
	Six month period	Period from
	ended June 30,	February 10, 2020
	2021	to June 30, 2020
Numerator:
Net loss	$(23,575)	$(4,972)
Denominator:
Weighted average Units outstanding – basic and diluted	100	100
Basic and diluted loss per Unit	$(236)	$(50)

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

Successor
Period from
February 10,
2020 to
December 31,
2020
Basic and diluted net income (loss) per Unit
Numerator:
Net loss	$(14,374)
Denominator:
Weighted average Units outstanding – basic and diluted	100
Basic and diluted net income (loss) per Unit	(144)